Financial liabilities designated at fair value (Tables)	12 Months Ended
Dec. 31, 2025
Designated financial liabilities at fair value through profit or loss [abstract]
Disclosure of financial liabilities designated at fair value

	Barclays Bank Group
	2025	2024
	£m	£m
Loans and advances	785	1,039
Debt securities	303	182
Other financial assets	—	—
Financial assets designated at fair value	1,088	1,221

Loans and advances	46,100	43,143
Debt securities	2,818	2,749
Equity securities	2,336	2,856
Reverse repurchase agreements and other similar secured lending	132,600	141,791
Other financial assets	60	85
Financial assets mandatorily at fair value	183,914	190,624
Total	185,002	191,845

	Barclays Bank Group
	2025		2024
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	85,086	99,105	76,833	92,479
Deposits	48,997	51,262	46,383	48,201
Repurchase agreements and other similar secured borrowing	158,857	159,276	156,024	156,600
Subordinated debt	587	967	537	957
Financial liabilities designated at fair value	293,527	310,610	279,777	298,237